Application of New and Revised International Financial Reporting Standards ("IFRSs")	6 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Application of New and Revised International Financial Reporting Standards
Application of New and Revised International Financial Reporting Standards (“IFRSs”)
Effective July 1, 2019, the Group applied, for the first time, IFRS 16 "Leases". As required by IAS 34 "Interim Financial Reporting", the nature and effect of these changes are disclosed below.
Several other amendments and interpretations apply for the first time in fiscal year 2020, but do not have an impact on these unaudited condensed consolidated financial statements.
IFRS 16 - Leases ("IFRS 16")
IFRS 16 requires lessees to recognise all leases with a lease term of greater than 12 months in the balance sheet by recognising a right of use asset and a corresponding financial liability to the lessor based on the present value of future lease payments. The new standard also eliminates the distinction between operating and finance leases.
Endava has adopted IFRS 16 effective July 1, 2019 on a modified retrospective basis. Under this transition method, comparative periods are not required to be restated. Instead the cumulative impact of applying IFRS 16 is accounted for as an adjustment to equity at the start of the current accounting period in which IFRS 16 is first applied.
On July 1, 2019, the Company recognised a right-of-use asset of £41.0 million and a financial liability of £40.2 million. The change in accounting policy also affected the following items in the balance sheet on 1 July 2019:
•Prepayments - decrease by £0.8 million;
•Accruals - decrease by £0.7 million;
The net impact on retained earnings on 1 July 2019 was an increase of £0.7 million.
The Group does not anticipate that adoption of the following IFRSs will have a significant effect on the Group’s consolidated financial statements and related disclosures.
Effective for annual periods beginning on or after 1 January 2019:
•IFRIC 23 - Uncertainty over Income Tax Treatments
•Amendments to IFRS 9 - Financial Instruments - Prepayment Features with Negative Compensation
•Amendments to IAS 28 - Investments in Associates and Joint Ventures - Long-term Interest in Associates and Joint Ventures
•Amendments to IAS 19 - Employee Benefits - Plan Amendment, Curtailment or Settlement
•Annual Improvements to IFRS 2015 - 2017 Cycle
Effective for annual periods beginning on or after January 2020:
•Amendments to References to the Conceptual Framework in IFRS Standards
•Amendments to IFRS 3 Business Combinations
•Amendments to IAS 1 and IAS 8 Definition of Material
Effective for annual periods beginning on or after January 2021:
•IFRS 17 - Insurance Contracts